Shareholder Report, Holdings (Details)	Jan. 31, 2026
Fidelity Tax-Free Bond Fund | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Tax-Free Bond Fund | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Tax-Free Bond Fund | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Tax-Free Bond Fund | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Tax-Free Bond Fund | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Tax-Free Bond Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	34.80%
Fidelity Tax-Free Bond Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Tax-Free Bond Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Tax-Free Bond Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Fidelity Tax-Free Bond Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Tax-Free Bond Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Tax-Free Bond Fund | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Tax-Free Bond Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Tax-Free Bond Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	37.90%
Fidelity Tax-Free Bond Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	37.50%
Fidelity Tax-Free Bond Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Tax-Free Bond Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Tax-Free Bond Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Tax-Free Bond Fund | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Tax-Free Bond Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Tax-Free Bond Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Sustainable Intermediate Municipal Income Fund | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Sustainable Intermediate Municipal Income Fund | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Sustainable Intermediate Municipal Income Fund | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Sustainable Intermediate Municipal Income Fund | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Sustainable Intermediate Municipal Income Fund | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Sustainable Intermediate Municipal Income Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	36.80%
Fidelity Sustainable Intermediate Municipal Income Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Fidelity Sustainable Intermediate Municipal Income Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Sustainable Intermediate Municipal Income Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Sustainable Intermediate Municipal Income Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Sustainable Intermediate Municipal Income Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Sustainable Intermediate Municipal Income Fund | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Sustainable Intermediate Municipal Income Fund | RS7Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Sustainable Intermediate Municipal Income Fund | RS8Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Sustainable Intermediate Municipal Income Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Fidelity Sustainable Intermediate Municipal Income Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	53.40%
Fidelity Sustainable Intermediate Municipal Income Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	22.70%
Fidelity Sustainable Intermediate Municipal Income Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Sustainable Intermediate Municipal Income Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Sustainable Intermediate Municipal Income Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Sustainable Intermediate Municipal Income Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class Z | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class Z | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class Z | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class Z | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class Z | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class Z | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	36.80%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class Z | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class Z | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class Z | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class Z | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class Z | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class Z | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class Z | RS7Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class Z | RS8Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class Z | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class Z | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	53.40%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class Z | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	22.70%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class Z | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class Z | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class Z | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class Z | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class M | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class M | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class M | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class M | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class M | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class M | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	36.80%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class M | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class M | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class M | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class M | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class M | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class M | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class M | RS7Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class M | RS8Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class M | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class M | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	53.40%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class M | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	22.70%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class M | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class M | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class M | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class M | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class I | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class I | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class I | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class I | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class I | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class I | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	36.80%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class I | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class I | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class I | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class I | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class I | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class I | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class I | RS7Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class I | RS8Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class I | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class I | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	53.40%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class I | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	22.70%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class I | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class I | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class I | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class I | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class C | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class C | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class C | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class C | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class C | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class C | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	36.80%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class C | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class C | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class C | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class C | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class C | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class C | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class C | RS7Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class C | RS8Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class C | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class C | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	53.40%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class C | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	22.70%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class C | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class C | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class C | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class C | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class A | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class A | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class A | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class A | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class A | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class A | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	36.80%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class A | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class A | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class A | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class A | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class A | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class A | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class A | RS7Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class A | RS8Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class A | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class A | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	53.40%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class A | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	22.70%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class A | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class A | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class A | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class A | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Series Large Cap Value Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Series Large Cap Value Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Series Large Cap Value Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Series Large Cap Value Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Series Large Cap Value Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Series Large Cap Value Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Series Large Cap Value Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Series Large Cap Value Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Series Large Cap Value Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Series Large Cap Value Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Series Large Cap Value Index Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Fidelity Series Large Cap Value Index Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Fidelity Series Large Cap Value Index Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Fidelity Series Large Cap Value Index Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Series Large Cap Value Index Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Fidelity Series Large Cap Value Index Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Series Large Cap Value Index Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Series Large Cap Value Index Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Series Large Cap Value Index Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Series Large Cap Value Index Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Series Large Cap Value Index Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Series Large Cap Value Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	99.40%
Fidelity Series Large Cap Value Index Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Series Large Cap Value Index Fund | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Series Large Cap Value Index Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Series Large Cap Value Index Fund | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Series Large Cap Value Index Fund | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Series Large Cap Value Index Fund | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Series Large Cap Value Index Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Series Large Cap Value Index Fund | Guatemala
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Series Large Cap Value Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Fidelity Series Large Cap Value Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity SAI Tax-Free Bond Fund | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity SAI Tax-Free Bond Fund | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity SAI Tax-Free Bond Fund | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity SAI Tax-Free Bond Fund | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity SAI Tax-Free Bond Fund | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity SAI Tax-Free Bond Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	34.40%
Fidelity SAI Tax-Free Bond Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity SAI Tax-Free Bond Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Fidelity SAI Tax-Free Bond Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity SAI Tax-Free Bond Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity SAI Tax-Free Bond Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity SAI Tax-Free Bond Fund | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity SAI Tax-Free Bond Fund | RS7Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity SAI Tax-Free Bond Fund | RS8Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity SAI Tax-Free Bond Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity SAI Tax-Free Bond Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	45.20%
Fidelity SAI Tax-Free Bond Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	30.80%
Fidelity SAI Tax-Free Bond Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity SAI Tax-Free Bond Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity SAI Tax-Free Bond Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity SAI Tax-Free Bond Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity SAI Tax-Free Bond Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity SAI Sustainable Municipal Income Fund | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Fidelity SAI Sustainable Municipal Income Fund | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity SAI Sustainable Municipal Income Fund | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity SAI Sustainable Municipal Income Fund | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity SAI Sustainable Municipal Income Fund | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity SAI Sustainable Municipal Income Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	34.30%
Fidelity SAI Sustainable Municipal Income Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Fidelity SAI Sustainable Municipal Income Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Fidelity SAI Sustainable Municipal Income Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity SAI Sustainable Municipal Income Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity SAI Sustainable Municipal Income Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity SAI Sustainable Municipal Income Fund | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity SAI Sustainable Municipal Income Fund | RS7Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity SAI Sustainable Municipal Income Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Fidelity SAI Sustainable Municipal Income Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	56.60%
Fidelity SAI Sustainable Municipal Income Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Fidelity SAI Sustainable Municipal Income Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity SAI Sustainable Municipal Income Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity SAI Sustainable Municipal Income Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity SAI Sustainable Municipal Income Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund | RS7Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	32.10%
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	57.40%
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity SAI Conservative Income Municipal Bond Fund | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Fidelity SAI Conservative Income Municipal Bond Fund | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity SAI Conservative Income Municipal Bond Fund | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity SAI Conservative Income Municipal Bond Fund | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity SAI Conservative Income Municipal Bond Fund | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity SAI Conservative Income Municipal Bond Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Fidelity SAI Conservative Income Municipal Bond Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Fidelity SAI Conservative Income Municipal Bond Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity SAI Conservative Income Municipal Bond Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity SAI Conservative Income Municipal Bond Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity SAI Conservative Income Municipal Bond Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity SAI Conservative Income Municipal Bond Fund | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity SAI Conservative Income Municipal Bond Fund | RS7Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity SAI Conservative Income Municipal Bond Fund | RS8Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity SAI Conservative Income Municipal Bond Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity SAI Conservative Income Municipal Bond Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	29.80%
Fidelity SAI Conservative Income Municipal Bond Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	43.00%
Fidelity SAI Conservative Income Municipal Bond Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity SAI Conservative Income Municipal Bond Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Fidelity SAI Conservative Income Municipal Bond Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.00%